Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 18, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par or stated value per share (in dollars per share)	$ 0.000001	$ 0.000001		$ 0.000001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000		0
Preferred Stock, shares, issued (in shares)	0	0		0
Preferred Stock, shares, outstanding (in shares)	0	0		0
Common stock, par or stated value per share (in dollars per share)	$ 0.000001	$ 0.000001		$ 0.000001
Common stock, shares authorized (in shares)	450,000,000	450,000,000		0
Common stock, shares, issued (in shares)	13,010,867	12,823,665	7,231,747	0
Common stock, shares, outstanding (in shares)	13,010,867	12,823,665		0